DEBT AND LETTER OF CREDIT	12 Months Ended
Oct. 31, 2012
Debt And Letter Of Credit
DEBT AND LETTER OF CREDIT

6.  DEBT AND LETTER OF CREDIT:

Debt as of October 31, 2012 and 2011 consists of the following:

	10/31/12	10/31/11
Mortgage notes payable to bank, interest fixed at 6.90% payable in monthly installments of $61,769 including interest through Fiscal 2031.	$7,802,416	$7,997,897
Mortgage notes payable to bank, interest at the bank’s prime rate payable in monthly installments of $3,198 through January 2014. Paid in full in Fiscal 2012.	0	118,320
Mortgage note payable to bank, interest fixed at 5.59% payable in monthly installments of $44,156 including interest through October 2014.	6,759,338	6,900,665
Construction and site development line of credit mortgage note payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% payable in installments due at the closing of each unit within the development through September 2012 or on demand. Paid in full in Fiscal 2012.	0	6,156,652
Revolving line of credit payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% (5.5% at October 31, 2012) payable on demand.	2,221,237	1,197,131
Term note payable to bank, interest at one-month LIBOR plus 3.0%. Interest only payments due monthly through December 2011 at which time principal balance is due in full. Paid in full in Fiscal 2012.	0	4,600,000
Capital lease obligation payable to bank, interest fixed at 5.23%, payable in 24 installments of $8,682 due April 2011 through September 2014.	97,425	142,455
	16,880,416	27,113,120
Discontinued operations debt:
Mortgage note payable to bank, interest fixed at 6.75% payable in monthly installments of $7,255 including interest through May 2014. (Included in liabilities of discontinued operations.) Paid in full in fiscal 2012.	0	1,010,384
	$16,880,416	$28,123,504

   The Companies have a revolving line of credit with Manufacturers and Traders Trust Company (the “Bank”) totaling $3,100,000 at October 31, 2012.  The line is used for general operations.

   At October 31, 2012, Blue Ridge had utilized $2,221,237 of its $3,100,000 general line of credit, which is an on demand, revolving line with no maturity date. The general line of credit bears interest at the greater of the overnight LIBOR plus 3.5% or the daily 30-day LIBOR plus 3.5%, with in all cases a minimum interest rate of 5.5% (such interest rate was 5.5% at October 31, 2012). The interest reserve account included in cash held in escrow, which was established in 2009 as security for the payment of interest, has a balance of $107,761 at October 31, 2012.

   The Companies had a $9,000,000 line of credit mortgage with a site-development sublimit of $4,600,000 and a construction sublimit of $4,400,000.  During Fiscal 2012, the Companies utilized proceeds from the sale of one unit to pay $36, 210 on the site development sublimit.  On December 15, 2011, the Companies utilized proceeds from the sale of the ski areas to pay $2,881,311 – the balance outstanding on the $4,600,000 site-development sublimit and $181,500 on the construction sublimit.  Throughout Fiscal 2012 proceeds from the sale of 11 units were utilized to pay $2,403,667 on the construction sublimit. The remaining balance outstanding of $653,964 was transferred to the general line of credit in an effort to consolidate the debt.  At October 31, 2012, the Companies had $0 outstanding on the $9,000,000 line of credit and the facility has expired.  During Fiscal 2012, the line bore interest at the greater of overnight LIBOR plus 3.5% or the daily 30-day LIBOR plus 3.5%, in all cases at a minimum interest rate of 5.5%.

     The weighted average short term borrowings and interest rate for the year ended October 31, 2012 were $2,453,000 and 5.50%, respectively.  The weighted average interest rate at fiscal year ended October 31, 2012 was 5.50%.  The loan agreement requires, among other things, that the Companies comply with consolidated debt to worth, debt service coverage and tangible net worth ratios.  The Companies have not met the required debt service coverage ratio at October 31, 2012 and 2011 and have obtained waivers from the Bank for this covenant.

     The site development sublimit agreement had enabled the Companies to issue letters of credit in amounts up to $4,600,000.  During the fiscal year ended October 31, 2005, or Fiscal 2005, the Bank agreed to issue, on the Companies’ behalf, an irrevocable standby Letter of Credit to Kidder Township for the purpose of guaranteeing, as required by Kidder Township, completion of the infrastructure improvements to the Boulder Lake Village premises.  On September 12, 2005, the letter of credit was issued in the amount of $3,831,594.  On As of October 31, 2011, the Companies have utilized $2,628,657 of the site development sublimit and the net balance of the letter of credit was $1,202,937.  On August 22, 2012, the original letter of credit was returned to the Bank and the final amount of $1,202,937 was released by Kidder Township.

     On May 22, 2009, the Companies entered into a Deed of Trust and Security Agreement and Real Estate Lien Note with Barbers Hill Bank totaling $1,050,000.  The agreement encumbered certain real property located in Chambers County, Texas.  The property was leased to Jack in the Box Eastern Division, L.P. during Fiscal Year 2011 and was subsequently sold.  The note, which had a maturity date of May 22, 2014 and bore interest at a fixed rate of 6.75%, had an outstanding balance of $1,010,384 as of October 31, 2011.  On November 30, 2011, the Companies sold the property in Chambers County, Texas and subsequently repaid in full the outstanding balance under the note of $1,009,002 to Barbers Hill Bank.

     On July 29, 2010 the Companies entered into a Loan Agreement and Term Note with the Bank in the amount of $2,600,000.  The agreement encumbered, among other things, certain real property at Jack Frost Mountain Ski Area and Big Boulder Ski Area and all non-real estate assets of the Companies and was secured by the guaranty of Kimco Realty Corporation, the Companies’ majority shareholder.  The principal amount of the Loan was to be paid in full on July 29, 2011.  Effective as of July 29, 2011, the Companies entered into the Amended and Restated Note with the Bank, which increased the loan by an aggregate of $2,000,000 to $4,600,000 and extended the maturity date of the note from July 29, 2011 to December 31, 2011.  The note bore interest at a rate of one-month LIBOR plus 3.0%. On December 15, 2011, the note was paid in full with the proceeds from the sale of the ski areas.

     The Companies have a capital lease agreement with the Bank for maintenance equipment at Jack Frost National Golf Course.  The capital lease is payable in 24 installments of $8,682 and bears interest at a fixed rate of 5.23%.  The capital lease is due in full in September 2014.

     All properties have been pledged as collateral for debt.

     The aggregate amount of long-term debt maturing in each of the next five years and thereafter ending subsequent to October 31, 2012, is as follows: 2013 - $2,628,731; 2014 - $6,882,990; 2015 - $240,295; 2016 - $257,410; 2017 - $275,744; thereafter $6,595,246.